Subsequent Events (Schedule of Acquisition Subequent to Period End) (Tables)	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Schedule of Subsequent Events [Table Text Block]
The following table presents certain information about the properties that the Company acquired from January 1, 2013 to May 7, 2013 (dollar amounts in thousands):

	No. of Buildings	Square Feet	Base Purchase Price (1)
Total Portfolio – December 31, 2012 (2)	653	15,421,465	$1,798,436
Acquisitions	68	1,533,558	313,687
Total portfolio – May 7, 2013 (2)	721	16,955,023	$2,112,123
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(1)Contract purchase price, excluding acquisition and transaction related costs.
(2)Total portfolio excludes one vacant property contributed in September 2011 which was classified as held for sale at December 31, 2012.